Accounts Receivable, Net	6 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	September 30, 2024	March 31, 2024
Accounts receivable	$105,625,883	$106,604,503
Less: allowance for credit losses	(1,288,212)	(1,244,662)
Accounts receivable, net	$104,337,671	$105,359,841

The Company’s accounts receivable primarily include balance due from customers when the Company’s products have been sold and delivered to customers, which has not been collected as of the balance sheet dates.

Movement of allowance for credit losses was as follows:

	September 30, 2024	March 31, 2024
Beginning balance	$1,244,662	$3,219,772
Reduction	(16,565)	(1,676,528)
Foreign currency translation adjustments	60,115	(298,582)
Ending balance	$1,288,212	$1,244,662